SCHEDULE OF SIGNIFICANT REVENUE AND EXPENSE CATEGORIES IN OPERATING SEGMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Revenue from external customers	$ 1,481,248	$ 11,529,000	$ 12,784,230	$ 13,792,030
Other segment income (expenses)	476,479	3,708,575	5,495,688	2,328,986
NET LOSS	(1,067,497)	(8,308,660)	(4,729,852)	(483,812)
Operating Segments [Member]
Revenue from external customers	1,481,248	11,529,000	12,784,230	13,792,030
Staff costs	(1,704,684)	(13,268,065)	(15,221,050)	(9,715,985)
Other general and administrative expenses		(10,278,170)	(7,788,720)	(6,888,843)
General and administrative expenses	(1,320,540)
Other segment income (expenses)	476,479	3,708,575	5,495,688	2,328,986
NET LOSS	$ (1,067,497)	$ (8,308,660)	$ (4,729,852)	$ (483,812)